PGIM S&P 500 Buffer 12 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.3%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $197,437)(wb)	197,437	$197,437
Options Purchased*~ 103.5%
(cost $25,398,837)		26,508,236

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $25,596,274)		26,705,673
Options Written*~ (4.3)%
(premiums received $1,245,478)		(1,087,254)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $24,350,796)		25,618,419
Liabilities in excess of other assets (0.0)%		(10,637)

Net Assets 100.0%		$25,607,782

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$6.86		352		35	$25,943,139
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99		352		35	565,097
Total Options Purchased (cost $25,398,837)								$26,508,236
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$785.39		352		35	$(824,176)
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$603.67		352		35	(263,078)
Total Options Written (premiums received $1,245,478)								$(1,087,254)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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